Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
Non-Financial Assets Measured and Recorded at Fair Value on a Non-Recurring

Description ($ in thousands)	Carrying Value at December 31, 2014	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2014

Property, plant and equipment, net	—	—	—	—	$433

Summary of Financial Liability Measured at Fair Value on a Recurring Basis

The table below summarizes the financial liability that was measured at fair value on a recurring basis as of December 31, 2014 and the loss recorded during the year ended December 31, 2014:

($ in thousands)	Carrying Value at December 31, 2014	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss Year Ended December 31, 2014

Interest rate swap — cash flow hedge	$1,020	$—	$1,020	$—	$488

The table below summarizes the financial liability that was measured at fair value on a recurring basis as of December 31, 2013 and the loss recorded during the year ended December 31, 2013:

($ in thousands)	Carrying Value at December 31, 2013	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2013

Interest rate swap — cash flow hedge	$998	$—	$998	$—	$319

Reconciliation of Recurring Financial Liability Related to Interest Rate Swaps

($ in thousands)	Interest Rate Swaps

Balance at January 1, 2013	$(1,606)
Total gains for the period:
Included in earnings	319
Included in other comprehensive earnings	289

Balance at January 1, 2014	$(998)
Total gains (losses) for the period:
Included in earnings	488
Included in other comprehensive earnings	(510)

Balance at December 31, 2014	$(1,020)